Average Annual Total Returns - NVIT Small Cap Index Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	Russell 2000® Index (reflects no deduction for fees or expenses) 1 Year	Russell 2000® Index (reflects no deduction for fees or expenses) 5 Years	Russell 2000® Index (reflects no deduction for fees or expenses) 10 Years
Total	19.32%	12.78%	10.87%	19.71%	13.14%	11.14%	19.96%	13.26%	11.20%